Post balance sheet events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events

48. Post balance sheet events
On 13 January 2025, GSK announced it had entered into an agreement to acquire IDRx, Inc. (IDRx) a clinical-stage biopharmaceutical company dedicated to transforming cancer care with intelligently designed precision therapies. The acquisition includes lead molecule, IDRX-42, a highly selective investigational small molecule tyrosine kinase inhibitor (TKI) being developed as a first- and second-line therapy for the treatment of gastrointestinal stromal tumours.
GSK acquired all of the outstanding equity interests (including all options and other incentive equity) in IDRx for up to
US$1.15 billion of total cash consideration, comprising an upfront payment of US$1 billion with potential for an additional
US$150 million success-based regulatory approval milestone payment. GSK is also be responsible for success-based milestone payments as well as tiered royalties for IDRX-42 owed to Merck KGaA, Darmstadt, Germany. The transaction was subject to customary conditions, including applicable regulatory agency clearances under the Hart-Scott-Rodino Act in the US, and subsequently closed on 21 February 2025. Given the timing of the closure of the transaction, GSK expects to disclose the provisional accounting for the acquisition in the Q1 2025 Results Announcement.
On 5 February 2025, GSK announced its intention to implement a £2 billion share buyback programme to be completed over an 18 month period. The programme commenced on 24 February 2025 with an initial tranche of up to £0.7 billion.